Tax Benefit (expense) Allocated to each Component of Other Comprehensive Income (loss) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Other comprehensive income before reclassification	¥ 28	$ 4	¥ (3)	¥ (59)
Amounts reclassified from accumulated other comprehensive income	0	0	0	83
Net current-period other comprehensive income (loss)	¥ 28	$ 4	¥ (3)	¥ 24